Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.0%
United States - 99.0%
Automobiles - 0.6%
Tesla, Inc. (a)(b)	460	$496,713
Banks - 3.9%
Bank of Hawaii Corp.	4,359	267,686
Comerica, Inc.	8,207	312,687
Commerce Bancshares, Inc. (a)	4,782	284,386
Cullen/Frost Bankers, Inc. (a)	4,316	322,448
First Republic Bank	2,926	310,127
M&T Bank Corp.	2,329	242,146
Popular, Inc.	6,879	255,692
South State Corp.	4,100	195,406
SVB Financial Group. (b)	1,594	343,555
Truist Financial Corp. (a)	7,807	293,153
Zions Bancorp NA	8,998	305,932
Total Banks		3,133,218
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)(b)	6,786	362,916
Alnylam Pharmaceuticals, Inc. (a)(b)	2,212	327,619
Ionis Pharmaceuticals, Inc. (b)	5,093	300,283
Seattle Genetics, Inc. (b)	2,087	354,623
Vertex Pharmaceuticals, Inc. (b)	1,013	294,084
Total Biotechnology		1,639,525
Building Products - 1.9%
Advanced Drainage Systems, Inc.	8,179	404,042
Apogee Enterprises, Inc.	11,565	266,458
Armstrong World Industries, Inc.	3,032	236,375
Lennox International, Inc. (a)	1,325	308,712
Simpson Manufacturing Co., Inc.	3,885	327,738
Total Building Products		1,543,325
Capital Markets - 6.6%
Ares Management Corp. - Class A	7,785	309,065
Cboe Global Markets, Inc.	2,698	251,669
Charles Schwab Corp. (a)	7,162	241,646
CME Group, Inc.	1,393	226,418
E*TRADE Financial Corp.	7,016	348,906
Eaton Vance Corp.	7,466	288,188
FactSet Research Systems, Inc. (a)	924	303,506
Federated Hermes, Inc.	12,639	299,544
Intercontinental Exchange, Inc.	2,982	273,151
KKR & Co, Inc. - Class A (a)	10,259	316,798
MarketAxess Holdings, Inc.	725	363,166
Morningstar, Inc.	2,071	291,949
MSCI, Inc.	833	278,072
Nasdaq, Inc. (a)	2,536	302,976
Northern Trust Corp. (a)	3,191	253,174
S&P Global, Inc.	983	323,879
SEI Investments Co.	5,196	285,676
T. Rowe Price Group, Inc.	2,466	304,551
Total Capital Markets		5,262,334
Chemicals - 1.2%
Air Products and Chemicals, Inc.	1,207	291,442
Albemarle Corp. (a)	4,271	329,764
Ecolab, Inc.	1,545	307,378
Total Chemicals		928,584
Commercial Services & Supplies - 2.1%
Brink's Co.	4,626	210,529
Cintas Corp. (a)	1,391	370,506
Clean Harbors, Inc. (b)	4,690	281,306
Rollins, Inc. (a)	6,663	282,445
Stericycle, Inc. (b)	4,956	277,437
Waste Management, Inc.	2,602	275,578
Total Commercial Services & Supplies		1,697,801
Communications Equipment - 2.1%
Arista Networks, Inc. (a)(b)	1,189	249,726
Ciena Corp. (b)	6,048	327,560
Cisco Systems, Inc.	6,125	285,670
F5 Networks, Inc. (b)	2,258	314,946
Motorola Solutions, Inc.	1,811	253,775
Viavi Solutions, Inc. (b)	21,479	273,642
Total Communications Equipment		1,705,319
Construction & Engineering - 0.7%
EMCOR Group, Inc.	3,930	259,930
Northwest Pipe Co. (b)	10,822	271,308
Total Construction & Engineering		531,238
Consumer Finance - 0.3%
American Express Co.	2,813	267,798
Containers & Packaging - 0.7%
AptarGroup, Inc.	2,419	270,879
Avery Dennison Corp.	2,364	269,709
Total Containers & Packaging		540,588
Distributors - 0.4%
Genuine Parts Co. (a)	3,576	310,969
Diversified Consumer Services - 1.2%
Graham Holdings Co.	708	242,610
H&R Block, Inc. (a)	17,101	244,202
Service Corp International (a)	6,157	239,446
Strategic Education, Inc.	1,723	264,739
Total Diversified Consumer Services		990,997
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)(b)	7,190	295,509
Voya Financial, Inc.	5,938	277,008
Total Diversified Financial Services		572,517
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc. (a)	25,452	255,283
Cincinnati Bell, Inc. (b)	16,447	244,238
Verizon Communications, Inc.	4,515	248,912
Total Diversified Telecommunication Services		748,433
Electrical Equipment - 1.6%
AMETEK, Inc.	3,344	298,853
Emerson Electric Co.	5,053	313,438
Generac Holdings, Inc. (a)(b)	2,584	315,067
Rockwell Automation, Inc.	1,596	339,948
Total Electrical Equipment		1,267,306
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp. - Class A	3,304	316,556
Badger Meter, Inc. (a)	4,492	282,637
CDW Corp.	2,582	299,977
Dolby Laboratories, Inc. - Class A	4,442	292,595
IPG Photonics Corp. (a)(b)	2,183	350,132
Itron, Inc. (b)	4,313	285,736
Keysight Technologies, Inc. (a)(b)	2,877	289,944
Littelfuse, Inc.	1,805	307,987
National Instruments Corp.	7,279	281,770
Trimble, Inc. (a)(b)	7,565	326,732
Zebra Technologies Corp.- Class A (b)	1,311	335,550
Total Electronic Equipment, Instruments & Components		3,369,616
Entertainment - 1.8%
Activision Blizzard, Inc.	4,067	308,685
Electronic Arts, Inc. (b)	2,404	317,449
Netflix, Inc. (b)	641	291,681
Take-Two Interactive Software, Inc. (b)	2,030	283,327
Walt Disney Co.	2,493	277,994
Total Entertainment		1,479,136
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	1,818	271,827
PriceSmart, Inc.	4,582	276,432
Total Food & Staples Retailing		548,259
Food Products - 1.7%
Beyond Meat, Inc. (a)(b)	3,616	484,471
Hain Celestial Group, Inc. (b)	9,272	292,161
Lamb Weston Holdings, Inc. (a)	4,217	269,593
McCormick & Co., Inc.	1,710	306,791
Total Food Products		1,353,016
Health Care Equipment & Supplies - 6.4%
ABIOMED, Inc. (b)	1,659	400,748
Align Technology, Inc. (b)	1,384	379,825
Becton Dickinson & Co.	1,048	250,755
Boston Scientific Corp. (b)	7,379	259,077
Cooper Cos.	873	247,618
Danaher Corp.	1,740	307,684
DexCom, Inc. (a)(b)	894	362,428
Edwards Lifesciences Corp. (b)	3,831	264,760
GenMark Diagnostics, Inc. (b)	58,442	859,681
IDEXX Laboratories, Inc. (a)(b)	994	328,179
Intuitive Surgical, Inc. (b)	486	276,937
ResMed, Inc.	1,635	313,920
Stryker Corp.	1,446	260,555
Teleflex, Inc.	822	299,192
Varian Medical Systems, Inc. (a)(b)	2,345	287,309
Total Health Care Equipment & Supplies		5,098,668
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc. (a)(b)	4,165	188,425
Anthem, Inc.	1,061	279,022
Centene Corp. (b)	4,053	257,568
Cigna Corp.	1,360	255,204
Humana, Inc.	767	297,404
Laboratory Corp. of America Holdings (b)	1,905	316,440
RadNet, Inc. (b)	22,909	363,565
UnitedHealth Group, Inc.	966	284,922
Total Health Care Providers & Services		2,242,550
Health Care Technology - 0.7%
Cerner Corp. (a)	3,823	262,067
Teladoc Health, Inc. (a)(b)	1,554	296,565
Total Health Care Technology		558,632
Household Durables - 0.4%
Newell Brands, Inc.	18,131	287,920
Household Products - 0.4%
Church & Dwight Co., Inc.	3,752	290,030
Independent Power and Renewable Electricity Producers - 0.6%
Ormat Technologies, Inc. (a)	3,559	225,961
TerraForm Power, Inc. - Class A	15,268	281,542
Total Independent Power and Renewable Electricity Producers		507,503
Insurance - 4.3%
Aflac, Inc.	7,032	253,363
American Financial Group, Inc.	3,450	218,937
Arthur J Gallagher & Co.	2,955	288,083
Brown & Brown, Inc.	6,648	270,972
Cincinnati Financial Corp.	3,191	204,320
Erie Indemnity Co. (a) - Class A	1,625	311,838
Fidelity National Financial, Inc. (a)	9,677	296,697
Globe Life, Inc.	3,346	248,374
Hanover Insurance Group, Inc.	2,658	269,335
Hartford Financial Services Group, Inc.	6,832	263,374
Markel Corp. (b)	260	240,024
Marsh & McLennan Cos., Inc.	2,785	299,025
W R Berkley Corp.	4,615	264,393
Total Insurance		3,428,735
Interactive Media & Services - 0.9%
Alphabet, Inc. - Class A (b)	208	294,954
IAC/InterActiveCorp. (b)	1,344	434,650
Total Interactive Media & Services		729,604
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (b)	123	339,335
Booking Holdings, Inc. (b)	179	285,029
eBay, Inc.	8,010	420,124
Total Internet & Direct Marketing Retail		1,044,488
IT Services - 5.1%
Akamai Technologies, Inc. (a)(b)	2,632	281,861
Automatic Data Processing, Inc.	1,762	262,344
Broadridge Financial Solutions, Inc.	2,539	320,396
Fidelity National Information Services, Inc.	1,979	265,364
Fiserv, Inc. (b)	2,535	247,467
FleetCor Technologies, Inc. (b)	1,291	324,725
Global Payments, Inc.	1,669	283,096
Jack Henry & Associates, Inc. (a)	1,552	285,615
MasterCard, Inc. - Class A	997	294,813
Paychex, Inc. (a)	3,827	289,895
PayPal Holdings, Inc. (b)	2,515	438,189
Switch, Inc. - Class A	14,109	251,422
VeriSign, Inc. (b)	1,337	276,532
Visa, Inc. - Class A (a)	1,494	288,596
Total IT Services		4,110,315
Leisure Products - 0.3%
Hasbro, Inc. (a)	3,365	252,207
Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	1,270	335,369
Illumina, Inc. (b)	882	326,649
Total Life Sciences Tools & Services		662,018
Machinery - 5.6%
Deere & Co.	1,743	273,912
Donaldson Co., Inc.	6,233	289,959
Dover Corporation	2,868	276,934
Energy Recovery, Inc. (a)(b)	32,362	245,789
Flowserve Corp.	10,079	287,453
Fortive Corp.	4,363	295,201
Hillenbrand, Inc.	12,599	341,055
Lincoln Electric Holdings, Inc. (a)	3,490	293,998
Lindsay Corporation (a)	2,629	242,420
Mueller Water Products, Inc. - Class A	30,060	283,466
Stanley Black & Decker, Inc.	2,408	335,627
Tennant Co. (a)	4,155	270,117
Toro Co.	3,699	245,392
Trinity Industries, Inc. (a)	15,100	321,479
Watts Water Technologies, Inc. - Class A	2,844	230,364
Xylem, Inc.	3,697	240,157
Total Machinery		4,473,323
Media - 2.4%
Charter Communications, Inc. - Class A (b)	552	281,542
Discovery, Inc. Class - A (a)(b)	12,386	261,345
Interpublic Group of Cos., Inc.	14,872	255,204
New York Times Co. - Class A (a)	7,840	329,514
Omnicom Group, Inc. (a)	4,386	239,476
Sirius XM Holdings, Inc. (a)	48,741	286,109
TEGNA, Inc.	22,171	246,985
Total Media		1,900,175
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	4,320	254,016
Eli Lilly and Co.	1,736	285,016
Merck & Co, Inc.	3,129	241,966
Nektar Therapeutics (a)(b)	13,489	312,405
Pfizer, Inc.	7,377	241,228
Zoetis, Inc.	2,048	280,658
Total Pharmaceuticals		1,615,289
Professional Services - 1.7%
CoreLogic, Inc.	7,884	529,962
CoStar Group, Inc. (a)(b)	410	291,375
FTI Consulting, Inc. (b)	2,011	230,360
Verisk Analytics, Inc.	1,728	294,106
Total Professional Services		1,345,803
Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	1,757	285,072
Duke Realty Corp.	7,436	263,160
Extra Space Storage, Inc. (a)	2,514	232,218
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	11,797	335,743
Mid-America Apartment Communities, Inc.	2,352	269,704
Prologis, Inc.	2,996	279,617
Public Storage	1,212	232,571
Regency Centers Corp.	6,265	287,501
SBA Communications Corp.	892	265,745
Total Equity Real Estate Investment Trusts (REITs)		2,451,331
Road & Rail - 0.4%
Lyft, Inc. - Class A (a)(b)	8,968	296,034
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (b)	5,294	278,517
Analog Devices, Inc.	2,686	329,411
Applied Materials, Inc.	5,255	317,665
Broadcom, Inc.	1,016	320,660
Cree, Inc. (b)	6,790	401,900
First Solar, Inc. (a)(b)	6,677	330,512
Intel Corp.	4,449	266,184
KLA Corp.	1,675	325,754
Lam Research Corp.	1,003	324,430
Maxim Integrated Products, Inc.	4,953	300,201
Microchip Technology, Inc. (a)	3,551	373,956
Micron Technology, Inc. (b)	5,725	294,952
NVIDIA Corp.	913	346,858
ON Semiconductor Corp. (b)	19,355	383,616
Power Integrations, Inc. (a)	2,726	322,022
Qorvo, Inc. (b)	2,986	330,043
Qualcomm, Inc.	3,559	324,616
Rambus, Inc. (b)	21,691	329,703
Skyworks Solutions, Inc.	2,694	344,455
SunPower Corp. (a)(b)	47,491	363,781
Teradyne, Inc.	4,445	375,647
Texas Instruments, Inc.	2,410	305,998
Universal Display Corp.	1,827	273,356
Xilinx, Inc.	3,089	303,927
Total Semiconductors & Semiconductor Equipment		7,868,164
Software - 6.4%
Adobe Systems, Inc. (b)	757	329,530
Ansys, Inc. (b)	1,036	302,232
Autodesk, Inc. (b)	1,542	368,831
Cadence Design System, Inc. (b)	3,646	349,870
Intuit, Inc.	1,048	310,407
Microsoft Corp.	1,527	310,760
Palo Alto Networks, Inc. (b)	1,469	337,385
salesforce.com, Inc. (b)	1,672	313,216
ServiceNow, Inc. (b)	840	340,250
Slack Technologies, Inc. - Class A (a)(b)	8,970	278,877
Splunk, Inc. (b)	1,907	378,921
Synopsys, Inc. (b)	1,870	364,650
VMware, Inc. - Class A (a)(b)	1,989	308,017
Workday, Inc. - Class A (b)	1,849	346,429
Zoom Video Communications, Inc. - Class A (a)(b)	1,648	417,834
Total Software		5,057,209
Specialty Retail - 2.8%
Aaron's, Inc.	10,569	479,833
Advance Auto Parts, Inc.	2,580	367,521
Lowe's Cos., Inc.	2,810	379,687
O'Reilly Automotive, Inc. (b)	800	337,336
The Home Depot, Inc.	1,290	323,158
Tractor Supply Co.	2,848	375,338
Total Specialty Retail		2,262,873
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	947	345,465
NCR Corp. (b)	13,603	235,604
NetApp, Inc. (a)	5,775	256,237
Total Technology Hardware, Storage & Peripherals		837,306
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	30,595	345,417
VF Corp.	4,452	271,305
Total Textiles, Apparel & Luxury Goods		616,722
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	9,275	248,941
Trading Companies & Distributors - 2.0%
Fastenal Co. (a)	7,705	330,082
GATX Corp.	3,849	234,712
MSC Industrial Direct Co., Inc. - Class A	4,419	321,747
United Rentals, Inc. (a)(b)	2,340	348,754
WESCO International, Inc. (b)	10,537	369,954
Total Trading Companies & Distributors		1,605,249
Water Utilities - 1.3%
American States Water Co.	2,946	231,644
American Water Works Co., Inc.	2,014	259,121
California Water Service Group (a)	4,785	228,245
Middlesex Water Co.	4,005	269,055
Total Water Utilities		988,065
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (b)	2,870	298,911
Total United States		78,148,505
TOTAL COMMON STOCKS (Cost $67,394,423)		79,464,757

INVESTMENT COMPANIES - 0.4%
Closed-End Funds - 0.4%
Oaktree Specialty Lending Corp.	74,315	332,188
TOTAL INVESTMENT COMPANIES (Cost $355,431)		332,188

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 23.70%
ETFMG Sit Ultra Short ETF (d)	50,000	2,479,500
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (d)	16,521,202	16,521,202
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $19,034,058)		19,000,702

SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (c)	313,963	313,963
TOTAL SHORT-TERM INVESTMENTS (Cost $313,963)		313,963

Total Investments (Cost $87,097,875) - 123.5%		99,111,610
Liabilities in Excess of Other Assets - (23.5)%		(18,877,817)
TOTAL NET ASSETS - 100.0%		$80,233,793

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of June 30, 2020.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2020.
(d)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended June 30, 2020 is set forth below.

Issuer Name	Value at September 30, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2020	Dividends	Shares Held At June 30, 2020
ETFMG Sit Ultra Short ETF	$-	$2,512,856	$-	$-	$(33,356)	$2,479,500	$-	50,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$79,464,757	$-	$-	$79,464,757
Closed-End Funds	332,188	-	-	332,188
Short Term Investments	313,963	-	-	313,963
Investments Purchased with Securities Lending Collateral*	-	-	-	19,000,702
Total Investments in Securities	$80,110,908	$-	$-	$99,111,610

^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.